Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 4,032	$ 3,615	$ 11,665	$ 10,880
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	92	74	275	222
Net interest expense (income)	4	(5)	14	(15)
Administrative expense	4	4	13	12
Defined benefit pension expense	100	73	302	219
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	56	50	174	161
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	156	123	476	380
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	13	10	36	29
Past service costs	5		5
Net interest expense (income)	14	16	44	49
Remeasurements of other long term benefits	5	4	9	10
Defined benefit pension expense	37	30	94	88
Total pension and other post-employment benefit expense	$ 37	$ 30	$ 94	$ 88